Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0		$ 0
Deferred	(2,640)	(1,866)		(278)
Valuation allowance	2,640	1,866		278
Income tax expense	$ 0	$ 0	[1]	$ 0	[1]

[1]	Retrospectively revised (see note 18)